VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

April 29, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Voya Variable Insurance Trust
(File Nos. 333-83071; 811-09477)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, ("1933 Act") this is to certify that the Prospectus and the Statement of Additional Information that would be filed pursuant to 497(c) under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 47 to the Registrant's Registration Statement on Form N-1A filed on April 25, 2022.

Please contact Nicholas Ward, Esq. at (212) 309-6566 or the undersigned at (480) 477-2649 if you have any questions or comments.

Very truly yours,

/s/ Paul A. Caldarelli

__________________________________

Paul A. Caldarelli

Vice President and Senior Counsel

Voya Investment Management – Voya Family of Funds

Attachment

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq.

Ropes & Gray LLP